MainStay Income Builder Fund (Prospectus Summary) | MainStay Income Builder Fund
MainStay Income Builder Fund
Investment Objective
The Fund seeks current income consistent with reasonable opportunity for future growth of capital and income.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the "Information on Sales Charges" section starting on page 120 of the Prospectus and Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts; and in the "Alternative Sales Arrangements" section on page 108 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Income Builder Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Income Builder Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Other Expenses		0.15%	0.28%	0.28%	0.28%	0.15%	0.25%	0.25%	0.05%
Total Annual Fund Operating Expenses		1.01%	1.14%	1.89%	1.89%	0.76%	1.11%	1.36%	0.66%
[1]	The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million up to $1 billion; 0.575% on assets from $1 billion up to $5 billion; and 0.565% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - - MainStay Income Builder Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R2	Class R3	Class R6
1 Year	$ 647	$ 660	$ 692	$ 292	$ 78	$ 113	$ 138	$ 67
3 Years	854	892	894	594	243	353	431	211
5 Years	1,077	1,143	1,221	1,021	422	612	745	368
10 Years	$ 1,718	$ 1,860	$ 2,016	$ 2,212	$ 942	$ 1,352	$ 1,635	$ 822

Assuming no redemption
Expense Example, No redemption - - MainStay Income Builder Fund - USD ($)	Class B	Class C
1 Year	$ 192	$ 192
3 Years	594	594
5 Years	1,021	1,021
10 Years	$ 2,016	$ 2,212

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by MacKay Shields LLC ("MacKay Shields") in collaboration with New York Life Investment Management LLC (“New York Life Investments”). Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. MacKay Shields, the Subadvisor for the fixed-income portion of the Fund, may use equity index and fixed-income futures to manage the Fund's effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Fund's equity or fixed-income allocation guidelines.

Equity Investment Process: Epoch Investment Partners, Inc. ("Epoch"), the Subadvisor for the equity portion of the Fund, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. Epoch seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reductions.

Epoch seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or are becoming free cash flow positive and that are led by strong management. The relevant factor in Epoch's decision on how to deploy free cash flow is the cost of capital and the prospective returns on capital.

Fixed-Income Investment Process: The Fund may invest in investment grade and below investment grade debt securities of varying maturities. In pursuing the Fund's investment objective, the Fund may invest up to 30% of its net assets in debt securities that MacKay Shields believes may provide capital appreciation in addition to income and are rated below investment grade by an independent rating agency, such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc., or if unrated, deemed to be of comparable creditworthiness by MacKay Shields. For purposes of this limitation, both the percentage and rating are counted at the time of purchase. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. Securities that are rated below investment grade by independent rating agencies are commonly referred to as “high-yield securities” or "junk bonds."

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

Principal debt investments include U.S. government securities, domestic and foreign debt securities, mortgage-related and asset-backed securities and floating rate loans. The Fund may also enter into mortgage dollar roll and to-be-announced ("TBA") securities transactions.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

Investments Across the Fund: The Fund may invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund also may use fixed-income futures for purposes of managing duration and yield curve exposures. The Fund may invest up to 10% of its total assets in swaps, including credit default swaps.

The Subadvisors may sell a security if they no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a debt security, MacKay Shields may evaluate, among other things, deterioration in the issuer's credit quality. Epoch may sell or reduce a position in a security if, among other things, it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. Epoch may also sell or reduce a position in a security when it believes its investment objectives have been met or if it sees the investment thesis is failing to materialize.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund's Subadvisors may underperform the market or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Multi-Manager Risk: The Fund's performance relies on the selection and monitoring of the Subadvisors as well as how the Fund's assets are allocated among those Subadvisors. Performance will also depend on the Subadvisors' skill in implementing their respective strategy or strategies. The Subadvisors' investment strategies may not always be complementary to one another and, as a result, the Subadvisors may make decisions that conflict with one another, which may adversely affect the Fund's performance. For example, a Subadvisor may purchase an investment for the Fund at the same time that another Subadvisor sells the investment, resulting in higher expenses without accomplishing any net investment result. Alternatively, several Subadvisors could purchase the same investment at the same time, causing the Fund to pay higher expenses because they did not aggregate their transactions. The multi-manager approach may also cause the Fund to invest a substantial percentage of its assets in certain types of securities, which could expose the Fund to greater risks as associated with those types of securities and lead to large beneficial or detrimental effects on the Fund's performance. The Manager may influence a Subadvisor in terms of its management of a portion of the Fund's assets, including hedging practices, investment exposure and risk management.

A Subadvisor may underperform the market generally and may underperform other subadvisors that the Manager could have selected. One or more Subadvisors may have limited or no experience in managing assets of a registered investment company, which is subject to daily inflows and outflows of investor cash and certain legal and tax-related restrictions on its investments and operations.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by a Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are near historic lows, and the Fund currently faces a heightened level of interest rate risk. To the extent the Federal Reserve Board continues to raise the federal funds rate, there is a risk that interest rates across the financial system may rise, possibly significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings at a time when the Subadvisor might wish to sell. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund's fixed-income or debt holdings.

Not all U.S. government debt securities are guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Fund may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Fund's ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Uncleared swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant's swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of certain broad-based securities market indices and to the Blended Benchmark Index, a composite representation prepared by the Manager of the performance of the Fund's asset classes weighted according to their respective weightings in the Fund's target range. The Blended Benchmark Index is comprised of the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Bond Index weighted 50%/50%, respectively.

The Fund has selected the MSCI World Index as its benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted Index that is designed to measure the equity market performance of developed markets. The Fund has selected the Bloomberg Barclays U.S. Aggregate Bond Index as an additional benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class B Shares (by calendar year 2008-2017)

Best Quarter
3Q/10	9.82%
Worst Quarter
4Q/08	-14.22%

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay Income Builder Fund	1 Year	5 Years	10 Years	Inception Date
Class B	6.13%	7.17%	5.16%	Dec. 29, 1987
Class B | After Taxes on Distributions	4.85%	5.66%	4.12%
Class B | After Taxes on Distributions and Sales	4.13%	5.24%	3.83%
Class A	5.98%	7.26%	5.59%	Jan. 03, 1995
Investor Class	5.82%	7.06%	5.90%	Feb. 28, 2008
Class C	10.10%	7.48%	5.15%	Sep. 01, 1998
Class I	12.37%	8.75%	6.47%	Jan. 02, 2004
Class R2	11.98%	4.59%	none	Feb. 27, 2015
Class R3	11.70%	12.43%	none	Feb. 29, 2016
Blended Benchmark Index (reflects no deductions for fees, expenses, or taxes)	12.62%	6.91%	4.88%
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	22.40%	11.64%	5.03%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	3.54%	2.10%	4.01%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.